EARNINGS (LOSS) PER SHARE	9 Months Ended
Sep. 30, 2017
Earnings Loss Per Share
EARNINGS (LOSS) PER SHARE

The following table provides information relating to the calculation of earnings (loss) per common share:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2017 (Restated)	2016	2017 (Restated)	2016
Basic and diluted (loss) earnings per share
Net (loss) earnings from continuing operations	$(791,360)	$(55,542)	$(1,913,460)	$420,208
Less: preferred stock accretion	(144,916)	—	(400,616)	—
Less: preferred stock dividends	(87,907)	—	(251,508)	—
Net income (loss) attributable to shareholders	(1,024,183)	(55,542)	(2,565,584)	420,208
Weighted average common shares outstanding - basic	11,756,560	9,713,956	10,920,866	7,016,373
Basic (loss) earnings per share	$(0.09)	$(0.01)	$(0.23)	$0.06

Weighted average common shares outstanding - diluted	11,756,560	9,713,956	10,920,866	7,123,160
Diluted (loss) earnings per share	$(0.09)	$(0.01)	$(0.23)	$0.06

Common stock equivalents excluded due to anti-dilutive effect	2,105,295	121,247	1,960,282	—

For the three months ended September 30, 2017, the following potentially dilutive securities were excluded from diluted loss per share as the Company had a net loss: 1,052,122 common stock equivalents related to the outstanding warrants, 974,487 common stock equivalents related to the Series A Preferred Stock and 78,686 related to outstanding options. In addition, 10,000 options were excluded from the diluted loss per share calculations as the exercise price of these shares exceeded the per share value of the common stock. For the three months ended September 30, 2016, the following potentially dilutive securities were excluded from diluted loss per share as the Company had a net loss: 121,247 common stock equivalents related to the outstanding warrants. A total of 4,167 options were excluded from the diluted loss per share calculations during the three months ended September 30, 2016 as the exercise price of these shares exceeded the per share value of the common stock.

For the nine months ended September 30, 2017, the following potentially dilutive securities were excluded from diluted loss per share as the Company had a net loss: 967,845 common stock equivalents related to the outstanding warrants, 917,931 common stock equivalents related to the Series A Preferred Stock and 74,506 related to outstanding options. In addition, 15,707 options were excluded from the diluted loss per share calculations as the exercise price of these shares exceeded the per share value of the common stock. A total of 11,923 options were excluded from the diluted loss per share calculations during the nine months ended September 30, 2016 as the exercise price of these shares exceeded the per share value of the common stock.

(Loss) Earnings Per Share under Two – Class Method

The Series A Preferred Stock has the non-forfeitable right to participate on an as converted basis at the conversion rate then in effect in any common stock dividends declared and, as such, is considered a participating security. The Series A Preferred Stock is included in the computation of basic and diluted loss per share pursuant to the two-class method. Holders of the Series A Preferred Stock do not participate in undistributed net losses because they are not contractually obligated to do so.

The computation of diluted (loss) earnings per share attributable to common stockholders reflects the potential dilution that could occur if securities or other contracts to issue shares of common stock that are dilutive were exercised or converted into shares of common stock (or resulted in the issuance of shares of common stock) and would then share in our earnings. During the periods in which we record a loss attributable to common stockholders, securities would not be dilutive to net loss per share and conversion into shares of common stock is assumed not to occur.

The following table provides a reconciliation of net (loss) to preferred shareholders and common stockholders for purposes of computing net (loss) per share for the three and nine months ended September 30, 2017. There were no outstanding participating securities during the three and nine months ended September 30, 2016.

	Three Months Ended September 30,		Nine Months Ended September 30,
	2017 (Restated)	2016	2017 (Restated)	2016
Numerator:
Net (loss) earnings from continuing operations	$(791,360)	$(55,542)	$(1,913,460)	$420,208
Less: preferred stock accretion	(144,916)	—	(400,616)	—
Less: preferred stock dividends	(87,907)	—	(251,508)	—
Net income (loss) attributable to shareholders	$(1,024,183)	$(55,542)	$(2,565,584)	$420,208

Denominator (basic):
Weighted average common shares outstanding	11,756,560	9,713,956	10,920,866	7,016,373
Participating securities - Series A preferred stock	974,487	—	917,931	—
Weighted average shares outstanding	12,731,047	9,713,956	11,838,797	7,016,373

Loss per common share - basic under two-class method	$(0.08)	$(0.01)	$(0.22)	$0.06

Denominator (diluted):
Weighted average common shares outstanding	11,756,560	9,713,956	10,920,866	7,123,160
Participating securities - Series A preferred stock (1)	974,487	—	917,931	—
Weighted average shares outstanding	12,731,047	9,713,956	11,838,797	7,123,160

Loss per common share - basic under two-class method	$(0.08)	$(0.01)	$(0.22)	$0.06

(1) As these shares are participating securities that participate in earnings, but do not participate in losses based on their contractual rights and obligations, this calculation demonstrates that there is no allocation of the loss to these securities.